Income Tax: (Details 3)	Jun. 30, 2019 USD ($)
Income Tax Details Threeabstract [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,996,281
Canadian tax loss carryforward expiring 2027	3,704,837
Canadian tax loss carryforward expiring 2028	14,121,150
Canadian tax loss carryforward expiring 2029	13,382,718
Canadian tax loss carryforward expiring 2030	16,533,604
Canadian tax loss carryforward expiring 2031	18,513,809
Canadian tax loss carryforward expiring 2032	5,371,641
Canadian tax loss carryforward expiring 2033	7,809,261
Canadian tax loss carryforward expiring 2034	9,048,212
Canadian tax loss carryforward expiring 2035	12,915,655
Canadian tax loss carryforward expiring 2036	15,355,355
Canadian tax loss carryforward expiring 2037	11,580,044
Canadian tax loss carryforward expiring 2038	418,106
Canadian tax loss carryforward expiring 2039	1,848,444
Total Canadian tax loss carryforward	132,599,117
Total US tax loss carryforward	$ 1,143,378